DERIVATIVE WARRANTS LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2025
Derivative Warrants Liabilities
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

	December 31, 2024		March 31, 2025

Share Price	US$	7.95	US$	1.22
Exercise Price	US$	8.1782	US$	4.17
Expected life		1.7 - 4.2 years		3.96-5.03 year
Risk-free interest rate		4.34%		3.96%
Dividend yield		0.00%		0.00%
Expected volatility		95%		95%
Early exercise threshold	US$	12.2673	US$	6.255

SCHEDULE OF CHANGES IN THE WARRANT LIABILITY

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	7,360,662
Changes in fair value of warrants	28,866,166
Reclassification to equity on exercise of warrants	(12,667,047)
Balance as of December 31, 2024	$24,517,927
Issuance of February 2025 warrants	125,170,986
Issuance of Exchange Warrants	35,440,446
Changes in fair value of warrants	(132,880,152)
Balance as of March 31, 2025	$52,249,207